Fair Value of Financial Assets and Liabilities - Derivative Instruments (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assumptions and Methodology for Assets and Liabilities [Line Items]
Volatility	91.00%	177.00%
Risk-free interest rate	1.30%	0.60%
Dividend yield	0.00%	0.00%
Exercise price	$ 0.14	$ 0.14
Common stock closing price	$ 0.21	$ 0.50